Commitments and Contingencies	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Commitments and Contingencies

Note 9. Commitments and Contingencies

Letter of credits

In connection with the 350 Treat Building Lease and 2741 16th Street Lease, the Company obtained two letters of credit from a bank as required by the lease agreements. If the Company defaults under the terms of the lease, the lessor will be entitled to draw upon the letters of credit in the amount necessary to cure the default. The amounts covered by the letters of credit are collateralized by certificates of deposit, which are included in restricted cash on the consolidated balance sheets as of December 31, 2019 and 2020. The outstanding amount of the letters of credit are $1.6 million and $1.3 million as of December 31, 2019 and 2020, respectively.

Non-cancelable purchase commitments

As of December 31, 2019 and 2020, the Company had non-cancelable purchase commitments for excess raw materials held by a third-party contract manufacturer for approximately $0.4 million and $0 million, respectively.

Litigation

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, based upon the advice of counsel, the outcome of such actions is not expected to have a material adverse effect on the Company’s future financial position or results of operations. As of December 31, 2019, and December 31, 2020 there are no material litigation matters.

Indemnification

From time to time, the Company enters into agreements in the ordinary course of business that include indemnification provisions. Generally, in these provisions the Company agrees to defend, indemnify, and hold harmless the indemnified parties for claims and losses suffered or incurred by such indemnified parties for which the Company is responsible under the applicable indemnification provisions. The terms of the indemnification provisions vary depending upon negotiations between the Company and its counterpart; however, typically, these indemnification obligations survive the term of the contract and the maximum potential amount of future payments the Company could be required to make pursuant to these provisions are uncapped. To date, the Company has never incurred costs to defend lawsuits or settle claims related to these indemnification provisions.

The Company has also entered into indemnity agreements pursuant to which it has indemnified its directors and officers, to the extent legally permissible, against all liabilities reasonably incurred in connection with any action in which such individual may be involved by reason of such individual being or having been a director or executive officer, other than liabilities arising from willful misconduct of the individual. To date, the Company has never incurred costs to defend lawsuits or settle claims related to these indemnity agreements. The consolidated financial statements do not include a liability for any potential obligations under the indemnification agreements at December 31, 2019 and 2020.

Colonnade Acquisition Corp.
Commitments and Contingencies

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 20, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register a sale of any of the securities held by them, including any other securities of the Company acquired by them prior to the consummation of the Company’s initial Business Combination. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $7,000,000 in the aggregate. A portion of such amount not to exceed 40% of the total amount of deferred underwriting commissions held in the Trust Account may be paid at the sole discretion of the Company to parties who may or may not participate in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating a Business Combination. The election to make such payments to such parties will be solely at the discretion of the Company’s management team. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Advisory and Consulting Agreements

On December 4, 2020, the Company entered into an agreement with a service provider, pursuant to which the service provider will serve as the placement agent for the Company in connection with a proposed private placement (the “Proposed Transaction”) of the Company’s equity or equity-linked securities (the “Equity Securities”). The Company agreed to pay the service provider a cash fee of equal to 50% of 3.5% of the gross proceeds of the total fair market of the Equity Securities sold in the Proposed Transaction subject to a minimum fee of $1,000,000 and reimbursable expenses not to exceed $50,000 without the Company’s prior written consent. As of December 31, 2020, no amounts were incurred under this agreement.

On December 4, 2020, the Company entered into an agreement with a service provider, pursuant to which the service provider will serve as media relations, due diligence, and transaction prep for the Company in connection with a proposed business combination. The Company agreed to pay the service provider a cash fee of (i) $15,000 per month until the consummation of a Business Combination, (ii) $200,000 payable only upon consummation of a Business Combination and (iii) a discretionary performance bonus in the amount of $200,000 upon the consummation of the Business Combination, at the sole discretion of the Company. As of December 31, 2020, the Company incurred $4,839 under this agreement, of which is included in accrued expenses in the accompanying balance sheet.

On December 5, 2020, the Company entered into an agreement with a service provider, pursuant to which the service provider will serve as the co-placement agent for the Company in connection with a proposed private placement (the “Transaction”) of the Company’s equity or equity-linked securities (the “Securities”). The Company agreed to pay the service provider a cash fee of $2,800,000, payable at the closing of the Business Combination and a cash fee equal to 50% of 3.5% of the gross proceeds of the total Securities sold in the Transaction subject to a minimum fee of $2,200,000. As of December 31, 2020, no amounts were incurred under this agreement.

Merger Agreement

On December 21, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Merger Sub and Ouster, relating to a proposed business combination transaction between the Company and Ouster.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Ouster, the separate corporate existence of Merger Sub will cease and Ouster will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”) and will be renamed Ouster Inc.

As a result of the Merger, among other things, all outstanding shares of capital stock of Ouster will be cancelled in exchange for the right to receive, in the aggregate, a number of shares of Ouster PubCo common stock (as defined in the Merger Agreement) equal to the quotient obtained by dividing (x) $1,500,000,000 by (y) $10.00.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.